[LETTERHEAD OF CLIFFORD CHANCE US LLP]


May 1, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 205549

         Re:  Market Vectors ETF Trust
              File Number: 333-123257, 811-10325

Ladies and Gentlemen:

On behalf of Market Vectors ETF Trust (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on April 25, 2007, constituting the most recent amendment to this Registration Statement ("the Amendment"), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 25, 2007, accession number 0000930413-08-002590.

If you have any questions or comments regarding this filing, please feel free to contact me at (212) 878-4931.

                                              Very truly yours,

                                              /s/ Stuart M. Strauss
                                              ------------------------------
                                              Stuart M. Strauss